UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT

Pursuant to Section 15G of

the Securities Exchange Act of 1934

Imperial Fund I, LLC

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period _______ to __________

Date of Report (Date of earliest event reported): _______

(Exact name of securitizer as specified in its charter)

(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Imperial Fund Mortgage Trust 2021-NQM1

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of sponsor: 0001625041

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable): ____

Victor Kuznetsov, Managing Director, (954) 507-0000

Name and telephone number, including area code of the person to contact in connection with this filing

PART I – REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not applicable.

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

Item 1.03	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Not Applicable.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

Item 2.02	Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Underwriter

Not Applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

IMPERIAL FUND I, LLC
(Sponsor)

By:	/s/ Victor Kuznetsov
Name:	Victor Kuznetsov
Title:	Managing Director

Date: May 28, 2021

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Due Diligence Executive Summary
99.2	AMC Exception Grades
99.3	AMC Valuation Report
99.4	AMC Rating Agency Grades
99.5	AMC Data Compare
99.6	Consolidated Analytics, Inc. (“Consolidated”) Due Diligence Executive Summary
99.7	Consolidated Due Diligence Standard
99.8	Consolidated Grading Summary Report
99.9	Consolidated Valuations Summary Report
99.10	Consolidated Data Compare Report
99.11	Mission Global, LLC (“Mission”) Due Diligence Review Narrative Summary
99.12	Mission Valuation Report
99.13	Mission Rating Agency Grades
99.14	Mission Rating Agency Grades Detail
99.15	Mission Data Compare Summary
99.16	Recovco Mortgage Managment, LLC (“Recovco”) Executive Summary
99.17	Recovco Exception Grading
99.18	Recovco Loan Level Exceptions
99.19	Recovco Valuation Summary
99.20	Recovco Data Comparison
99.21	Selene Diligence LLC (“Selene”) Due Diligence Review Narrative
99.22	Selene Rating Agency Grading
99.23	Selene Findings Detail
99.24	Selene Valuation Summary
99.25	Selene Data Compare